Financial Liabilities at FVTPL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Apr. 30, 2021 USD ($) shares	Jun. 30, 2018 CNY (¥)	Jul. 31, 2021 shares	May 31, 2020 shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2025
Financial Liabilities at FVTPL[Line Items]
Increased amount | $									$ 91,780
Preferred shares, par value | $ / shares							$ 0.0001
Shares subscribed							9,300,000
Minimum period for qualified IPO							2 years
Controlling interest, percentage							50.00%
Threshold period to make remedy after the occurrence of material breach							30 days
Business Objectives [Member]
Financial Liabilities at FVTPL[Line Items]
Preferred shares percentage							70.00%
Minimum number of products to be promoted | Integer							3
Threshold period to promote the products to next clinical stage from closing date							18 months
Minimum period for qualified IPO							2 years
Pre-public offering market capitalization | $							$ 650,000
Vote for ordinary share							1
Adlai Hangzhou [Member]
Financial Liabilities at FVTPL[Line Items]
Interest rate											3.50%
Adlai Hangzhou [Member] | Series A Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Increased amount | ¥										¥ 70,000
Adlai Hangzhou [Member] | Series B Convertible Loans [Member] | Series B Onshore Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Total consideration | ¥		¥ 165,000
Interest rate						15.00%
Series A Convertible Preferred Shares [Member] | Adlai Hangzhou [Member]
Financial Liabilities at FVTPL[Line Items]
Converted equity interests						14,560,000
Preferred shares, par value | $ / shares						$ 0.0001
Series B Convertible Redeemable Preferred Shares [Member] | Series B Offshore Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Total consideration | $							$ 27,000
Shares subscribed							6,907,896
Series B Convertible Redeemable Preferred Shares [Member] | Series C Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Increased amount | $					$ 63,700
Shares subscribed					14,653,013
Series B Convertible Redeemable Preferred Shares [Member] | Series D Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Increased amount | $	$ 97,370
Shares subscribed	14,722,505
Series B Convertible Redeemable Preferred Shares [Member] | China Equities HK Limited [Member]
Financial Liabilities at FVTPL[Line Items]
Number of shares issued			100,000
Series B Convertible Redeemable Preferred Shares [Member] | Adlai Hangzhou [Member] | Series B Onshore Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Preferred shares, par value | $ / shares						$ 0.0001
Series B Convertible Redeemable Preferred Shares [Member] | Adlai Hangzhou [Member] | Series B Convertible Loans [Member] | Series B Onshore Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Convertible loans issued						6,600,000
Convertible aggregate loan				6,600,000
Series C and Series D Convertible Redeemable Preferred Shares [Member]
Financial Liabilities at FVTPL[Line Items]
Return on investment							100.00%
Interest rate on investment per annum							10.00%
Next Equity Financing Warrant [Member] | Series B Investors [Member]
Financial Liabilities at FVTPL[Line Items]
Preferred shares, par value | $ / shares						$ 0.0001
Exercise price per share, percentage						95.00%